Consolidated Statements of Profit or Loss and Other Comprehensive Income - MXN ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues (Note 20):
Aeronautical services	$ 22,821,817	$ 19,110,067	$ 19,267,395
Non-aeronautical services	9,704,090	7,671,766	6,165,429
Improvements to concession assets	8,882,633	6,832,541	7,791,320
Revenues	41,408,540	33,614,374	33,224,144
Operating costs:
Employee cost (Note 22)	2,577,441	2,125,958	1,724,461
Maintenance	1,256,387	848,575	728,618
Safety, security and insurance	927,048	831,411	691,155
Utilities	605,959	542,482	485,265
Expected credit loss of the year	12,186	24,768	29,395
Others operation expenses	1,111,726	890,047	721,175
Technical assistance fees (Note 30)	971,750	845,234	851,320
Concession taxes (Note 9)	3,817,751	2,666,751	2,532,896
Depreciation and amortization (Note 21)	3,751,948	3,061,039	2,545,702
Cost of improvements to concession assets (Note 23)	8,882,633	6,832,541	7,791,320
Other (income) expense - net (Note 24)	(86,404)	(105,076)	(15,876)
Operating costs	23,828,425	18,563,730	18,085,431
Income from operations	17,580,115	15,050,644	15,138,713
Finance cost – net (Note 25):
Finance income	1,025,319	1,289,271	1,402,964
Finance cost	(4,458,335)	(4,104,423)	(3,439,276)
Exchange gain (loss) – net	(33,261)	(119,751)	(340,711)
Finance cost - Net	(3,466,277)	(2,934,903)	(2,377,023)
Income before income taxes	14,113,838	12,115,741	12,761,690
Income tax (Note 12.c):
Current	4,812,765	3,989,603	3,616,811
Deferred	(699,536)	(749,301)	(544,721)
Income tax	4,113,229	3,240,302	3,072,090
Net profit for the year	10,000,609	8,875,439	9,689,600
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(1,014,424)	1,132,599	(893,708)
Cash flow hedges, effective portion of changes in fair value, net of income tax	4,584	(65,303)	(69,905)
Items that will not be reclassified to profit or loss
Remeasurements of employee benefit - net of income tax (Note 17)	9,600	10,201	(15,932)
Total comprehensive income for the year	9,000,369	9,952,936	8,710,055
Profit for the year attributable to:
Controlling interest	9,565,171	8,612,157	9,542,912
Non-controlling interest	435,438	263,282	146,688
Profit for the year	10,000,609	8,875,439	9,689,600
Total comprehensive income for the year attributable to:
Controlling interest	8,633,524	9,567,162	8,641,235
Non-controlling interest	366,845	385,774	68,820
Total comprehensive income for the year	$ 9,000,369	$ 9,952,936	$ 8,710,055
Weighted average number of common shares outstanding	505,277,464	505,277,464	505,277,464
Basic earnings per share (in Mexican Pesos, Note 3.r)	$ 18.9305	$ 17.0444	$ 18.8864
Diluted earnings per share (in Mexican Pesos, Note 3.r)	$ 18.9305	$ 17.0444	$ 18.8864